Simplify Bitcoin Strategy PLUS Income ETF
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
1
Principal Value
U.S. Treasury Bills – 250.7%
U.S. Treasury Bill, 4.46%, 4/1/2025 (a) ........................................ $ 2,500,000 $ 2,500,000
U.S. Treasury Bill, 4.34%, 6/17/2025 (a)(b)(c) ................................... 2,500,000 2,477,729
U.S. Treasury Bill, 4.29%, 6/26/2025 (a) ....................................... 60,000,000 59,399,434
U.S. Treasury Bill, 4.29%, 7/8/2025 (a)(b)(c) .................................... 30,900,000 30,547,972
U.S. Treasury Bill, 4.30%, 7/29/2025 (a) ....................................... 5,700,000 5,621,060
Total U.S. Treasury Bills (Cost $100,546,738) ....................................... 100,546,195
Number of
Contracts Notional Amount
Purchased Options – 2.4%
Calls – Exchange-Traded – 1.1%
S&P 500 Index, April Strike Price $5,800, Expires 4/04/25 ............... 280 162,400,000 100,800
S&P 500 Index, April Strike Price $6,000, Expires 4/04/25 ............... 34 20,400,000 340
S&P 500 Index, April Strike Price $6,150, Expires 4/11/25 ............... 80 49,200,000 1,400
S&P 500 Index, April Strike Price $6,230, Expires 4/11/25 ............... 99 61,677,000 1,237
S&P 500 Index, April Strike Price $5,800, Expires 4/17/25 ............... 160 92,800,000 344,000
447,777
Puts – Exchange-Traded – 1.3%
MicroStrategy, Inc., April Strike Price $190, Expires 4/04/25(d) ............ 187 3,553,000 4,581
MicroStrategy, Inc., April Strike Price $200, Expires 4/04/25(d) ............ 374 7,480,000 14,960
MicroStrategy, Inc., April Strike Price $230, Expires 4/11/25(d) ............ 195 4,485,000 57,818
Nasdaq 100 Index, April Strike Price $17,500, Expires 4/04/25(d) ......... 9 15,750,000 4,950
Nasdaq 100 Index, April Strike Price $18,100, Expires 4/04/25(d) ......... 7 12,670,000 16,870
Nasdaq 100 Index, April Strike Price $18,200, Expires 4/09/25(d) ......... 9 16,380,000 59,220
Nasdaq 100 Index, April Strike Price $17,700, Expires 4/11/25(d) .......... 9 15,930,000 37,620
Russell 2000 Index, April Strike Price $1,840, Expires 4/03/25(d) .......... 100 18,400,000 2,000
Russell 2000 Index, April Strike Price $1,835, Expires 4/04/25(d) .......... 92 16,882,000 8,740
Russell 2000 Index, April Strike Price $1,885, Expires 4/04/25(d) .......... 93 17,530,500 22,785
S&P 500 Index, April Strike Price $5,325, Expires 4/03/25(d) ............. 264 140,580,000 47,520
S&P 500 Index, April Strike Price $5,400, Expires 4/03/25(d) ............. 270 145,800,000 105,300
S&P 500 Index, April Strike Price $5,150, Expires 4/04/25(d) ............. 41 21,115,000 8,815
S&P 500 Index, April Strike Price $5,250, Expires 4/04/25(d) ............. 41 21,525,000 14,350
S&P 500 Index, April Strike Price $5,300, Expires 4/04/25(d) ............. 97 51,410,000 48,500
S&P 500 Index, April Strike Price $5,250, Expires 4/09/25(d) ............. 35 18,375,000 27,825
S&P 500 Index, April Strike Price $5,175, Expires 4/11/25(d) ............. 38 19,665,000 30,590
SPDR Gold Shares, April Strike Price $260, Expires 4/03/25(d) ........... 924 24,024,000 1,848
SPDR Gold Shares, April Strike Price $256, Expires 4/04/25(d) ........... 754 19,302,400 2,639
SPDR Gold Shares, April Strike Price $260, Expires 4/09/25(d) ........... 1,062 27,612,000 8,496
525,427
Total Purchased Options (Cost $1,283,122) ........................................... 973,204
Total Investments – 253.1%
(Cost $101,829,860) ........................................................... $ 101,519,399
Liabilities in Excess of Other Assets – (153.1)% ....................................... (61,414,264)
Net Assets – 100.0% ............................................................ $ 40,105,135

Simplify Bitcoin Strategy PLUS Income ETF
Consolidated Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)
2
Value
Number of
Contracts Notional Amount
Written Options – (4.9)%
Puts – Exchange-Traded – (4.9)%
MicroStrategy, Inc., April Strike Price $240, Expires 4/04/25 .............. (187) $ (4,488,000) $ (32,818)
MicroStrategy, Inc., April Strike Price $250, Expires 4/04/25 .............. (374) (9,350,000) (97,240)
MicroStrategy, Inc., April Strike Price $280, Expires 4/11/25 .............. (195) (5,460,000) (281,288)
Nasdaq 100 Index, April Strike Price $18,500, Expires 4/04/25 ............ (9) (16,650,000) (59,040)
Nasdaq 100 Index, April Strike Price $19,150, Expires 4/04/25 ............ (7) (13,405,000) (164,710)
Nasdaq 100 Index, April Strike Price $19,200, Expires 4/09/25 ............ (9) (17,280,000) (281,565)
Nasdaq 100 Index, April Strike Price $18,700, Expires 4/11/25 ............ (9) (16,830,000) (165,555)
Russell 2000 Index, April Strike Price $1,980, Expires 4/03/25 ............ (100) (19,800,000) (92,000)
Russell 2000 Index, April Strike Price $1,935, Expires 4/04/25 ............ (92) (17,802,000) (66,700)
Russell 2000 Index, April Strike Price $1,985, Expires 4/04/25 ............ (93) (18,460,500) (185,535)
S&P 500 Index, April Strike Price $5,275, Expires 4/03/25 ............... (264) (139,260,000) (34,320)
S&P 500 Index, April Strike Price $5,300, Expires 4/03/25 ............... (270) (143,100,000) (41,175)
S&P 500 Index, April Strike Price $5,200, Expires 4/04/25 ............... (97) (50,440,000) (25,705)
S&P 500 Index, April Strike Price $5,375, Expires 4/04/25 ............... (41) (22,037,500) (39,360)
S&P 500 Index, April Strike Price $5,475, Expires 4/04/25 ............... (41) (22,447,500) (96,965)
S&P 500 Index, April Strike Price $5,525, Expires 4/09/25 ............... (35) (19,337,500) (167,825)
S&P 500 Index, April Strike Price $5,425, Expires 4/11/25 ............... (38) (20,615,000) (121,030)
SPDR Gold Shares, April Strike Price $270, Expires 4/03/25 ............. (924) (24,948,000) (3,696)
SPDR Gold Shares, April Strike Price $268, Expires 4/04/25 ............. (754) (20,207,200) (6,409)
SPDR Gold Shares, April Strike Price $269, Expires 4/09/25 ............. (1,062) (28,567,800) (18,054)
(1,980,990)
Total Written Options (Premiums Received $1,178,435) ................................. $ (1,980,990)
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
(b) Security, or a portion thereof, in the amount of $59,398,800 has been pledged as collateral for reverse repurchase agreements as of March 31, 2025.
(c) Securities with an aggregate market value of $13,945,344 have been pledged as collateral for options as of March 31, 2025.
(d) Held in connection with Written Options.
Summary of Investment Type††
Investment Categories % of Net Assets
U.S. Treasury Bills ............................................................................. 250.7%
Purchased Options ............................................................................ 2.4%
Total Investments ............................................................................. 253.1%
Liabilities in Excess of Other Assets ............................................................... (153.1)%
Net Assets .................................................................................. 100.0%
†† The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Liabilities in Excess of Other Assets.

Simplify Bitcoin Strategy PLUS Income ETF
Consolidated Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)
3
At March 31, 2025, open reverse repurchase agreements were as follows:
Counterparty Interest Rate Trade Date Maturity Date Face Amount
Payable for
Reverse
Repurchase
Agreements
Morgan Stanley Capital Services LLC 4.65% 3/31/2025 4/1/2025 $ 58,211,796 $ 58,211,796
$ 58,211,796 $ 58,211,796